Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Other Non-Current Assets
Other Non-Current Assets

Note 6. Other Non-Current Assets

	As of
	December 31,
(in thousands of euros)	2019	2020	2021
Accrued income	2,000	—	—
Long‑term deposit accounts	792	1,698	1,745
Security deposits	8	8	8
Tax loss carry back	333	—	—
Advances to suppliers - non-current	—	—	689
Other non‑current assets	3,135	1,706	2,442

Long-term deposits accounts

At December 31, 2021, two pledges over cash, for a total amount of €1.7 million, were in place:

●	one pledge over cash of €0.7 million was granted by the Company on February 1, 2019, equivalent to 50% of the sum not covered by the indemnity to be received from the Abbott group under the Additional Agreement, and
●	one pledge over cash of €1.0 million was granted by the Company on January 6, 2021. Following the request for a deferral of payment on the payroll tax for fiscal years 2016 and 2017, the Company carried out a guarantee to the tax authorities, in the form of a bank guarantee from Crédit Agricole.

These pledges were granted as part of the surety provided by the Company to the French tax authorities in connection with its tax disputes, in the form of a €1.7 million bank guarantees from Crédit Agricole.

Advances to suppliers – non-current

At December 31, 2021, non-current advances to suppliers amounted to €0.7 million, corresponding to the advance paid under the CRO contract with PRA (see Note 21, "Commitments").

Accrued income

As of December 31, 2019, non-current accrued income corresponded entirely to an income receivable from the group Abbott following the tax audit of fiscal years 2013, 2014, 2015, the conclusions of which were received during fiscal year 2018. On February 10, 2021, the Company has requested the payment from Abbott of the  €2.0 million corresponding to the maximum amount covered by the indemnity under the Additional Agreement (see Notes 8.2, “Other current assets and receivables” and 12, “Provisions”), which was received the March 9, 2021. As a result, this non-current receivable is reclassified to other current assets on December 31, 2020 and the receivable is extinguished in fiscal year 2021 (see Notes 8.2, “Other current assets and receivables” and 12, “Provisions”).

The tax loss carry back corresponds to the tax credit resulting from the tax loss carry back recognized by the Company on December 31, 2017 and recoverable after five years if not used by the Company to pay income tax within that period. As of December 31, 2020, this tax loss carry back receivable is entirely impaired following the reception, on December 15, 2020, of a tax reassessment from tax authorities which rejects the entire deficit carry-back recognized by the Company in 2017.